Shareholders' Equity (Details)		1 Months Ended		12 Months Ended
	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Oct. 21, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	May 21, 2020 shares	Feb. 12, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized				50,000,000	50,000,000
Ordinary shares par value | (per share)				$ 0.001		$ 0.01			$ 0.01
Ordinary shares, issued				12,354,040	9,000,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.001	$ 0.001
Underwriting expenses (in Dollars) | $				$ 2,457,357
Net proceeds (in Dollars) | $				10,958,803
Unpaid capital contribution (in Dollars) | $				$ 847,086	$ 847,086
After tax percentage				10.00%
Register capital percentage				50.00%
Statutory reserves amount (in Dollars) | $				$ 877,886	760,475
Capital contribution, description				As a result of these PRC laws and regulations and the requirement that distributions by the Group’s subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company.
Restricted net assets amount (in Dollars) | $				$ 3,565,673	$ 3,448,262
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized								38,000,000	38,000,000
Ordinary shares, issued							9,000,000	1,000	1,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized								50,000,000	50,000,000
Ordinary shares, issued							9,250,000	9,250,000	9,250,000
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value | (per share)								$ 0.001	$ 0.01
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Purchase of shares			3,000,000
Price per share (in Dollars per share) | $ / shares			$ 4.00
Gross proceed (in Dollars) | $				$ 13,416,160
Over-Allotment Option [Member]
Shareholders' Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4.00	$ 4.00
Purchase of addtiional units	4,040	350,000
MingZhu Cayman [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized				38,000,000
Board Of Director [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value | $ / shares								$ 0.001